Goodwill and Intangible Assets - Summary of Goodwill and Indefinite-life Intangible Assets Held in Significant CGUs (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 17,341	€ 16,881
Food and Refreshment [Member] | Europe [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	3,900
Indefinite-life intangible assets	1,600
Food and Refreshment [Member] | The Americas [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	3,900
Indefinite-life intangible assets	2,100
Beauty & Personal Care [member] | The Americas [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,000	2,500
Indefinite-life intangible assets	2,800	1,500
Beauty & Personal Care [member] | Asia/AMET/RUB [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,700
Indefinite-life intangible assets	€ 2,000
Foods (excluding Spreads) [member] | Europe [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		4,500
Indefinite-life intangible assets		1,600
Foods (excluding Spreads) [member] | The Americas [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		2,800
Indefinite-life intangible assets		1,400
Foods (excluding Spreads) [member] | Asia/AMET/RUB [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		1,500
Indefinite-life intangible assets		€ 400